Reserves - Summary of Class of Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	$ 2,201,728	$ 2,019,906
Gains Losses On Exchange Differences	(2,838)	29,646
Stock-based compensation	10,622	10,289
Issue of Common Shares in relation to exercised warrants		1,192
Realized gains	41,083
Unrealized losses	(6,346)
Ending balance	2,303,431	2,201,728
Reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	35,847	280,964
Gains Losses On Exchange Differences	(189,012)	22,969
Stock-based compensation	10,622	10,289
Issue of Common Shares in relation to exercised warrants		(288,982)
Exercise of stock options		(294)
Exercise of equity awards	(5,258)
Realized gains	122,979	(37,869)
Unrealized losses	(118,837)	48,770
Deferred Tax on stock-based compensation	359
Other	960
Ending balance	(142,340)	35,847
Reserves | Warrants
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	14,638	303,620
Issue of Common Shares in relation to exercised warrants		(288,982)
Reclassification (see below)	50
Ending balance	14,688	14,638
Reserves | Equity Awards
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	31,142	21,147
Stock-based compensation	10,622	10,289
Exercise of stock options		(294)
Exercise of equity awards	(5,258)
Deferred Tax on stock-based compensation	359
Ending balance	36,865	31,142
Reserves | Treasury Shares
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(30,035)	(30,035)
Other	493
Ending balance	(29,542)	(30,035)
Reserves | Cumulative Translation Adjustments
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	77,171	54,202
Gains Losses On Exchange Differences	(189,012)	22,969
Reclassification (see below)	(8,868)
Ending balance	(120,709)	77,171
Reserves | Available for Sale Investments
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(9,983)	(12,282)
Realized gains	(37,090)	4,394
Unrealized losses	32,474	(2,095)
Reclassification (see below)	9,197
Ending balance	(5,402)	(9,983)
Reserves | Derivatives
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(48,335)	(56,937)
Realized gains	160,069	(42,263)
Unrealized losses	(151,311)	50,865
Other	5,594
Ending balance	(33,983)	(48,335)
Reserves | Other
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	1,249	1,249
Reclassification (see below)	(379)
Other	(5,127)
Ending balance	$ (4,257)	$ 1,249